Investment and Fair Value Measurement (Details) - Schedule of fair value reconciliation of Level 3 assets - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Stock [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 77,200
Change in unrealized (depreciation) appreciation, net
Additions		77,200
Ending balance	77,200	77,200
Net change in unrealized appreciation relating to investments still held
Warrants [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		4,289
Change in unrealized (depreciation) appreciation, net		(4,289)
Additions
Ending balance
Net change in unrealized appreciation relating to investments still held